Earnings per Share (Tables)	6 Months Ended
Jun. 30, 2015
Earnings per Share
Schedule of computation of basic and diluted earnings per share

	Three months ended
	June 30, 2015	June 30, 2014
	(in thousands)
Numerator:
Net income	$38,072	$16,643

Denominator (number of shares in thousands):
Basic and diluted weighted average common shares outstanding	109,785	109,669

	Six months ended
	June 30, 2015	June 30, 2014
	(in thousands)
Numerator:
Net income	$68,414	$25,050

Denominator (number of shares in thousands):
Basic and diluted weighted average common shares outstanding	109,785	109,669